REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-lived assets:
Long-lived assets	$ 4,229	$ 4,483
Israel [Member]
Long-lived assets:
Long-lived assets	1,348	1,586
United States [Member]
Long-lived assets:
Long-lived assets	2,876	2,892
Other [Member]
Long-lived assets:
Long-lived assets	$ 5	$ 5